Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Estimated Useful Lives	Dec. 31, 2022
Buildings and cultivation facilities [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	20 years
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	10 years